Investment Strategy - Franklin Gold and Precious Metals VIP Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of gold and precious metals operation companies. Gold and precious metals operation companies include companies that mine, process, or deal in gold or other precious metals, such as silver, platinum, and palladium, including mining finance and exploration companies as well as operating companies with long- or medium-life mines. Several metals, including non-precious metals such as copper, zinc or nickel, often can be found in the earth together and as a result, precious metals may not be the primary business of the company. For purposes of the Fund’s 80% policy, such companies may be considered to be gold and precious metals operation companies as long as the investment manager determines, in its sole discretion, that the company provides attractive exposure to precious metals.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Fund may buy securities of gold and precious metals operation companies located anywhere in the world and in general invests predominantly in non-U.S. companies. Currently a substantial portion of the companies in which the Fund invests are domiciled in Canada, although the mining operations of such companies often take place in other countries, including emerging and frontier markets. The Fund may invest in companies without regard to market capitalization, and may heavily invest in small- and mid-capitalization companies. The Fund primarily invests in equity securities, primarily common stock. The Fund also invests in American, Global and European Depositary Receipts.

The Fund’s investment manager looks for companies with low cost reserves and experienced management teams with established track records, particularly focusing on companies with long life production profiles, expandable resource bases, and active exploration programs that can potentially drive future reserve and production growth.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of gold and precious metals operation companies.